Note 4 - Related Party (Details Textual)														3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 30, 2023 USD ($) $ / shares shares	Jun. 01, 2023 USD ($) shares	May 11, 2023 USD ($) $ / shares shares	Apr. 25, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($) $ / shares shares	Feb. 01, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Jul. 07, 2021 USD ($) shares	Feb. 05, 2021 USD ($) shares	Sep. 30, 2023 USD ($) ft² $ / shares	Apr. 11, 2023 USD ($)	Sep. 30, 2023 USD ($) ft² $ / shares	Dec. 31, 2022 USD ($) ft² $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 07, 2023 shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																	1,591,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 2.5		$ 2.5	$ 2.47	$ 2.66		$ 3.99
Proceeds from Issuance or Sale of Equity | $														$ 3,675,000
Facility in Irving, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²														20,945		20,945	20,945
Lessor, Operating Lease, Renewal Term (Year)														5 years		5 years	5 years
Operating Lease, Monthly Rate | $																$ 10,036	$ 10,036
Operating Lease, Annual Escalation of Payments, Percent																3.00%	3.00%
Private Placement [Member]
Proceeds from Issuance or Sale of Equity | $	$ 3,674,926											$ 3,000,000	$ 2,500,000
Stock Issued During Period, Shares, New Issues (in shares)	735,000											714,701	631,250
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 5
Warrants Issued With Promissory Notes [Member]
Proceeds from Issuance of Debt | $							$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			375,000	375,000			62,500	625,000	625,000	625,000									312,500
Warrants and Rights Outstanding, Term (Year)			10 years	10 years			10 years	10 years	10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 2.5	$ 2.5			$ 2.6	$ 2.6	$ 2.6	$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)			25,000	25,000			25,000	25,000	25,000	25,000
Director [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			25,000
Warrants and Rights Outstanding, Term (Year)			10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 2.5
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)			25,000
Board of Directors Chairman [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				187,500	62,500	125,000
Warrants and Rights Outstanding, Term (Year)				10 years	10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 2.5	$ 2.6	$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)				25,000	25,000	25,000
Cesar J. Gutierrez Living Trust [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				12,500
Warrants and Rights Outstanding, Term (Year)				10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 2.5
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)				25,000
Five Nonemployee Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		20,699
Stock Issued During Period, Value, Issued for Services | $		$ 125,229
Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt | $			$ 1,500,000	$ 1,500,000				$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 3,700,000							$ 2,075,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									625,000	625,000	925,000							311,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 2.6	$ 2.6	$ 2.35							$ 2.21
Debt Instrument, Maturity Date			May 11, 2024	Apr. 25, 2024					Aug. 23, 2025	Aug. 23, 2025
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%				8.00%	8.00%	8.00%
Promissory Notes and Warrants [Member] | Director [Member]
Proceeds from Issuance of Debt | $			$ 100,000
Promissory Notes and Warrants [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Debt | $				$ 750,000	$ 250,000	$ 500,000
Promissory Notes and Warrants [Member] | Cesar J. Gutierrez Living Trust [Member]
Proceeds from Issuance of Debt | $				$ 50,000
Promissory Notes and Warrants [Member] | Two Directors [Member]
Proceeds from Issuance of Debt | $															$ 2,500,000